UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

California Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 96.7%				$262,535,111

(Cost $242,377,454)

California 87.9%				238,692,903

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging	5.650	08/15/38	$1,000,000	1,042,660
ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08/01/39	1,000,000	1,162,040
Anaheim Certificates of Participation
Convention Center (D)(P)	11.613	07/16/23	2,000,000	2,016,760
Anaheim Public Financing Authority
Public Improvement Project, Series C (D)(Z)	Zero	09/01/18	3,000,000	2,400,390
Antioch Public Financing Authority, Series B	5.850	09/02/15	1,130,000	1,132,384
Belmont Community Facilities
Library Project, Series A (D)	5.750	08/01/24	1,000,000	1,225,860
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06/01/35	1,765,000	1,659,700
California County Tobacco Securitization Agency
Kern County Corp., Series A	6.125	06/01/43	5,000,000	4,750,000
California County Tobacco Securitization Agency
Public Improvements	5.250	06/01/21	4,590,000	4,270,628
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06/01/33	850,000	797,300
California Educational Facilities Authority
College and University Financing Project	5.000	02/01/26	4,525,000	4,206,757
California Educational Facilities Authority
Woodbury University	5.000	01/01/25	1,800,000	1,690,920
California Educational Facilities Authority
Woodbury University	5.000	01/01/30	2,000,000	1,811,080
California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04/01/39	2,500,000	2,601,400
California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07/01/23	1,000,000	1,078,170
California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10/01/33	1,000,000	1,190,030
California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11/15/36	1,000,000	1,064,370
California Infrastructure & Economic Development Bank
California Independent System Operator, Series A	6.250	02/01/39	2,000,000	2,218,400
California Infrastructure & Economic Development Bank
Performing Arts Center	5.000	12/01/27	500,000	535,855
California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11/01/23	2,000,000	2,082,860
California State Public Works Board
Department of Corrections, Series A (D)	5.000	12/01/19	5,000,000	5,567,450
California State Public Works Board
Department of Corrections, Series C	5.500	06/01/18	5,000,000	5,281,300
California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	2,000,000	2,304,600
California State University Revenue
College and University Revenue, Series A	5.250	11/01/34	1,000,000	1,109,430
California Statewide Communities Development Authority
American Baptist Homes West	6.250	10/01/39	2,000,000	2,112,220
California Statewide Communities Development Authority
Senior Living of Southern California	7.250	11/15/41	1,700,000	1,888,105

1

California Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

California (continued)

California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	$2,000,000	$2,105,960
California Statewide Communities Development Authority
University of California - Irvine	5.750	05/15/32	1,230,000	1,302,164
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05/01/37	2,500,000	2,360,600
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05/01/37	4,000,000	3,776,960
Capistrano Unified School District
No. 90-2 Talega	5.875	09/01/23	500,000	510,700
Capistrano Unified School District
No. 90-2 Talega	6.000	09/01/33	750,000	759,555
Center Unified School District, Series C (D)(Z)	Zero	09/01/16	2,145,000	1,932,066
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,589,420
Contra Costa County Public Financing Authority, Series A (D)	5.000	06/01/28	1,230,000	1,231,021
Corona Community Facilities District No. 97-2	5.875	09/01/23	1,035,000	1,041,055
East Side Union High School District-Santa Clara County (D)	5.250	09/01/24	2,500,000	3,079,125
Folsom Public Financing Authority, Series B	5.125	09/01/26	1,000,000	993,430
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (D)(Z)	Zero	01/15/25	6,615,000	3,066,516
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/36	30,000,000	6,581,400
Fresno Sewer Revenue, Series A-1 (D)	5.250	09/01/19	1,000,000	1,153,280
Fullerton Community Facilities District No: 1	6.200	09/01/32	1,000,000	1,010,450
Golden State Tobacco Securitization Corp.
Escrowed to Maturity, Series 2003 A-1	6.250	06/01/33	1,850,000	1,963,239
Golden State Tobacco Securitization Corp.
Series A (D)	5.000	06/01/35	13,750,000	13,806,238
Inglewood Unified School District (D)	5.250	10/15/26	5,000,000	5,432,600
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,111,890
Laguna-Salada Union School District, Series C (D)(Z)	Zero	08/01/26	1,000,000	517,510
Lancaster School District
School Improvements (D)(Z)	Zero	04/01/19	1,730,000	1,391,820
Lancaster School District
School Improvements (D)(Z)	Zero	04/01/22	1,380,000	947,494
Lee Lake Water District Community Facilities District No: 2
Montecito Ranch	6.125	09/01/27	1,200,000	1,206,948
Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05/15/18	2,660,000	3,302,337
Long Beach Special Tax Community
Community Facilities, District 6	6.250	10/01/26	2,500,000	2,508,850
Los Angeles Community College District
2008 Election, Series A	6.000	08/01/33	4,000,000	4,775,440
Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400	09/01/22	655,000	660,888
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11/01/39	2,500,000	3,080,300
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	2,954,700
New Haven Unified School District, Series B (D)(Z)	Zero	08/01/22	14,200,000	8,242,532
Northern California Power Agency
California - Oregon Transportation Project, Series A (D)	7.000	05/01/13	70,000	72,925
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,365,000	1,379,496
Oxnard Community Facilities District: No. 3
Seabridge	5.000	09/01/35	1,490,000	1,494,157
Paramount Unified School District, Series B (D)(Z)	Zero	09/01/25	4,735,000	2,672,576

2

California Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

California (continued)

Pasadena California Certificates Participation Refunding Old
Pasadena Parking Facility Project	6.250	01/01/18	$615,000	$704,212
Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11/01/36	1,550,000	1,390,087
Riverside County Asset Leasing Corp.
Health, Hospital & Nursing Home Improvements, Series A	6.500	06/01/12	355,000	360,243
San Bernardino County
Capital Facilities Project, Escrowed to Maturity, Series B	6.875	08/01/24	350,000	490,525
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	6,910,000	7,279,547
San Bruno Park School District
School Improvements, Series B (D)(Z)	Zero	08/01/21	1,015,000	735,489
San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03/01/40	1,000,000	1,046,760
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	1,000,000	1,000,400
San Diego Redevelopment Agency
City Heights, Series A	5.800	09/01/28	1,395,000	1,395,223
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09/01/17	1,600,000	1,232,368
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09/01/18	1,700,000	1,216,639
San Diego Unified School District, Election of 1998, Series A
(D)(Z)	Zero	07/01/21	2,500,000	1,785,000
San Francisco City & County Redevelopment Agency
Community Facilities, District No. 6, Series A	6.000	08/01/25	2,500,000	2,511,975
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission Bay
South, Series A	5.150	08/01/35	1,250,000	1,195,888
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000	08/01/41	1,000,000	1,122,590
San Francisco City & County Redevelopment Financing
Authority Mission Bay South Redevelopment, Series D	6.625	08/01/39	1,000,000	1,085,750
San Francisco City & County Redevelopment Financing
Authority San Francisco Redevelopment Projects, Series B	6.625	08/01/39	700,000	778,484
San Francisco State Building Authority, Series A	5.000	10/01/13	925,000	951,705
San Joaquin County
County Administration Building (D)	5.000	11/15/29	2,965,000	3,108,714
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/14	5,000,000	4,966,150
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/22	6,500,000	5,241,080
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01/15/21	5,000,000	4,765,800
San Mateo County Joint Power Authority (D)	5.000	07/01/21	1,815,000	2,061,949
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	1,790,000	2,090,935
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/24	10,000,000	11,533,000
Santa Fe Springs Community Development Commission
Construction Redevelopment Project, Series A (D)(Z)	Zero	09/01/20	1,275,000	866,210
Santaluz Community Facilities District No: 2
Improvement Area No. 1	6.375	09/01/30	1,485,000	1,485,505
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	2,000,000	2,149,220

3

California Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

State of California (D)	4.750	04/01/29	$2,920,000	$2,924,876
State of California	5.000	09/01/41	1,500,000	1,600,515
State of California	5.000	10/01/41	2,000,000	2,134,920
State of California
Public Improvements	5.125	04/01/23	2,000,000	2,147,800
State of California
Recreation Facilities and School Improvements	6.500	04/01/33	5,000,000	6,149,350
State of California
Water, Utility and Highway Improvements	5.250	03/01/30	2,000,000	2,241,040
Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06/01/31	2,000,000	2,006,340
Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01/01/29	1,000,000	1,143,230
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	1,945,000	2,024,803
West Covina Redevelopment Agency
Fashion Plaza	6.000	09/01/22	3,000,000	3,552,270

Puerto Rico 8.8%				23,842,208

Commonwealth of Puerto Rico	6.500	07/01/15	6,000,000	6,834,240
Commonwealth of Puerto Rico
Public Improvement - Series A	5.750	07/01/41	5,000,000	5,471,950
Commonwealth of Puerto Rico, Series A	5.375	07/01/33	1,250,000	1,308,263
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	2,103,885
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	1,000,000	1,000,320
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07/01/38	80,000	80,022
Puerto Rico Highway & Transportation Authority
Prerefunded, Series Z (D)	6.250	07/01/14	940,000	1,069,541
Puerto Rico Highway & Transportation Authority
Unrefunded, Series Z (D)	6.250	07/01/14	2,310,000	2,537,627
Puerto Rico Industrial Tourist Education Medical &
Environment Authority, Hospital de la Concepcion	6.500	11/15/20	500,000	502,120
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	3,000,000	2,934,240

			Shares	Value

Short-Term Investments 1.2%				$3,193,000

(Cost $3,193,000)

Repurchase Agreement 1.2%
Repurchase Agreement with State Street Corp. dated 2-29-12 at
0.010% to be repurchased at $3,193,001 on 3-1-12, collateralized by $3,250,000 Federal National Mortgage Association, 0.600% due
9-27-13 (valued at $3,258,125, including interest)			3,193,000	3,193,000

Total investments (Cost $247,349,188)† 97.9%				$265,728,111

Other assets and liabilities, net 2.1%				$5,795,097

Total net assets 100.0%				$271,523,208

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

4

California Tax-Free Income Fund
As of 2-29-12 (Unaudited)

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a percentage of total investments

Ambac Financial Group, Inc.	3.0%
Assured Guarantee Corp.	0.4%
Assured Guaranty Municipal Corp.	6.0%
Financial Guaranty Insurance Corp.	5.2%
National Public Finance Guarantee Corp.	20.3%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $245,570,454. Net unrealized appreciation aggregated $20,157,657, of which $22,276,975 related to appreciated investment securities and $2,119,318 related to depreciated investment securities.

The Fund has the following sector composition as a percentage of total net assets on 2-29-12:

General Obligation Bonds	20.1%
Revenue Bonds
Facilities	19.9%
Tobacco	12.3%
Transportation	11.6%
Education	7.3%
Health Care	5.5%
Water & Sewer	1.6%
Utilities	1.3%
Pollution	0.8%
Other Revenue	16.3%
Short-Term Investments & Other	3.3%

5

California Tax-Free Income Fund
Notes to the Schedule of Investments
As of 2-29-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers in or out of Level 2.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q3 2/12
4/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
      Keith F. Hartstein
      President and Chief Executive Officer

Date: April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
      Keith F. Hartstein
      President and Chief Executive Officer

Date: April 23, 2012

By: /s/ Charles A. Rizzo
      Charles A. Rizzo
      Chief Financial Officer

Date: April 23, 2012